JACKSON NATIONAL LIFE(R) DEFINED STRATEGIES
VARIABLE ANNUITYSM

ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY AND JACKSON NATIONAL SEPARATE ACCOUNT - I

o    Individual, flexible premium deferred annuity
o 4 guaranteed accounts and an indexed fixed account option which offer an interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National)
o Investment divisions which purchase shares of the following series of mutual funds:

     JNL SERIES TRUST
         PPM America/JNL Money Market Series

     JNL VARIABLE FUND LLC
         JNL/First  Trust The DowSM  Target 5 Series
         JNL/First  Trust The DowSM Target 10 Series
         JNL/First Trust The S&P(R) Target 10 Series
         JNL/First Trust  Global  Target  15  Series
         JNL/First  Trust  Target  25  Series
         JNL/First Trust Target  Small-Cap  Series
         JNL/First  Trust  Technology Sector Series
         JNL/First Trust Pharmaceutical/Healthcare Sector Series JNL/First Trust Financial Sector Series
         JNL/First Trust Energy Sector Series
         JNL/First  Trust Leading Brands Sector Series
         JNL/First  Trust Communications Sector Series

Please read this prospectus before you purchase a Jackson National Life Defined Strategies Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Jackson National Life Defined Strategies Variable Annuity, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2000, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE JACKSON NATIONAL LIFE DEFINED STRATEGIES VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

MAY 1, 2000

"Dow Jones", "Dow Jones Industrial AverageSM", "DJIASM", "The Dow 10SM", and "The Dow 5SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/First Trust The Dow Target 5 Series and the JNL/First Trust The Dow Target 10 Series.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.
o Recommend that any person invest in the JNL/First Trust The Dow Target 5 Series, the JNL/First Trust The Dow Target 10 Series or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.
o Have any responsibility or liability for the administration, management or marketing of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.
o Consider the needs of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series or the owners of the JNL/First
     Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:
     o THE RESULTS TO BE OBTAINED BY THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES, THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;
     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;
     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;
o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;
o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNL VARIABLE FUND LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 5 SERIES OR THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/First Trust The S&P(R) Target 10 Series is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Series. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

TABLE OF CONTENTS


Key Facts...............................................................1

Fee Table...............................................................3

The Annuity Contract....................................................6

The Company.............................................................6

The Guaranteed Accounts and the Indexed Fixed Account Option............7

The Separate Account....................................................7

Investment Divisions....................................................7

Contract Charges........................................................9

Purchases..............................................................11

Transfers..............................................................12

Access to Your Money...................................................12

Income Payments (The Income Phase).....................................13

Death Benefit..........................................................14

Taxes..................................................................15

Other Information......................................................18

Table of Contents of the Statement of Additional Information...........20

Appendix A............................................................A-1

KEY FACTS

ANNUITY SERVICE CENTER:             1 (800) 766-4683
         Mail Address:              P.O. Box 378002, Denver, Colorado 80237-8002

         Delivery Address:          8055  East  Tufts   Avenue,   Second  Floor,
                                    Denver, Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:               1 (800) 777-7779
         Mail Address:              P.O. Box 30386, Lansing, Michigan 48909-9692

         Delivery Address:          5901  Executive  Drive,  Lansing,   Michigan
                                    48911 Attn: IMG

HOME OFFICE:                        5901  Executive  Drive,  Lansing,   Michigan
                                    48911

THE ANNUITY  CONTRACT               The  fixed  and  variable  annuity  contract
                                    offered by Jackson National provides a means
                                    for investing on a tax-deferred basis in the
                                    guaranteed  accounts  and the indexed  fixed
                                    account  option of Jackson  National and the
                                    investment   divisions.   The   contract  is
                                    intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

INVESTMENT OPTIONS                  You can put money into any of the guaranteed
                                    accounts,  the indexed fixed account  option
                                    and/or the investment  divisions but you may
                                    not put your money in more than  eighteen of
                                    the  investment  options plus the guaranteed
                                    accounts  and  the  indexed   fixed  account
                                    option during the life of your contract.

EXPENSES The contract has insurance features and investment features, and there are costs related to each.

                                    Jackson  National  makes a deduction for its
                                    insurance charges which is equal to 1.40% of
                                    the daily value of the contracts invested in
                                    the   investment   divisions.   During   the
                                    accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your contract.

                                    If you take your money out of the contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

EXPENSES (CONT'D)                   Jackson  National may assess a state premium
                                    tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

                                    There are also investment charges which range from .20% to 1.18%, on an annual basis, of the average daily value of the series, depending on the series.

PURCHASES                           Under  most  circumstances,  you  can  buy a
                                    contract for $5,000 or more ($2,000 or more for a qualified plan contract). You can add
                                    $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.

ACCESS TO YOUR MONEY                You can  take  money  out of  your  contract
                                    during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

INCOME PAYMENTS                     You may  choose to  receive  regular  income
                                    from your annuity. During the income phase, you have the same investment options you had during the accumulation phase.

DEATH BENEFIT                       If you  die  before  moving  to  the  income
                                    phase, the person you have chosen as your beneficiary will receive a death benefit.

FREE LOOK                           If you  cancel  your  contract  within
                                    twenty days after  receiving it (or whatever
                                    period is required in your  state),  Jackson
                                    National   will   return  the  amount   your
                                    contract is worth on the day we receive your
                                    request.  This may be more or less than your
                                    original   payment.   If  required  by  law,
                                    Jackson National will return your premium.

TAXES The Internal Revenue Code provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your contract is non-qualified or purchased as part of a qualified plan.

FEE TABLE

OWNER TRANSACTION EXPENSES1

         Withdrawal Charge (as a percentage of premium payments):
         Years Since Premium Payment  0    1    2   3    4   5      6      7+
         Charge                       7%   6%   5%  4%   3%  2%     1%     0%

         Transfer Fee:
         $25 for each transfer in excess of 15 in a contract year

         Contract Maintenance Charge:
         $35 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
         Total Separate Account Annual Expenses                  1.40%

SERIES ANNUAL EXPENSES
(as a percentage of the series average net assets)

                                                                    Management
                                                                       and                      Total Series
                                                                  Administrative     Other         Annual
                                                                       Fee          Expenses      Expenses
----------------------------------------------------------------- --------------- ------------- --------------
PPM America/JNL Money Market Series ..............................     .70%            0%        .70%
JNL/First Trust The DowSM Target 5 Series ........................     .85%            0%        .85%
JNL/First Trust The DowSM Target 10 Series .......................     .85%            0%        .85%
JNL/First Trust The S&P(R)Target 10 Series .......................     .85%            0%        .85%
JNL/First Trust Global Target 15 Series ..........................     .90%            0%        .90%
JNL/First Trust Target 25 Series .................................     .85%            0%        .85%
JNL/First Trust Target Small-Cap Series ..........................     .85%            0%        .85%
JNL/First Trust Technology Sector Series .........................     .85%            0%        .85%
JNL/First Trust Pharmaceutical/Healthcare Sector Series ..........     .85%            0%        .85%
JNL/First Trust Financial Sector Series ..........................     .85%            0%        .85%
JNL/First Trust Energy Sector Series .............................     .85%            0%        .85%
JNL/First Trust Leading Brands Sector Series .....................     .85%            0%        .85%
JNL/First Trust Communications Sector Series .....................     .85%            0%        .85%
-----------------------------------------------------------------------------------------------------

Certain Series pay Jackson National Financial Services, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Financial Services, LLC. The JNL/First Trust Global Target 15 Series pays an Administrative Fee of .15%. The Total Series Annual Expenses reflect the inclusion of the Administrative Fee.


----------
1 See "Contract Charges"

EXAMPLES. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
     (a)  if you surrender your contract at the end of each time period;
     (b) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year.

                                                                                        Time Periods
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- ---------

PPM America/JNL Money Market Division                                   (a)          22      66       114       245
                                                                        (b)          92     116       144       245
JNL/First Trust The DowSM Target 5 Division                             (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust The DowSM Target 10 Division                            (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust The S&P(R)Target 10 Division                            (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Global Target 15 Division                               (a)          24      72       124       266
                                                                        (b)          94     122       154       266
JNL/First Trust Target 25 Division                                      (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Target Small-Cap Division                               (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Technology Sector Division                              (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Pharmaceutical/Healthcare Sector Division               (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Financial Sector Division                               (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Energy Sector Division                                  (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Leading Brands Sector Division                          (a)          23      71       122       261
                                                                        (b)          93     121       152       261
JNL/First Trust Communications Sector Division                          (a)          23      71       122       261
                                                                        (b)          93     121       152       261
---------------------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the series. Premium taxes may also apply.

The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

A withdrawal charge is imposed on income payments which occur within one year of the date the contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is contained in Appendix A.

You can find the following financial statements in the SAI:

o the financial statements of the Separate Account for the year ended December 31, 1999 o the financial statements of Jackson National for the year ended December 31, 1999

The Separate Account's financial statements for the year ended December 31, 1999, and the financial statements of Jackson National for the year ended December 31, 1999, have been audited by KPMG LLP, independent accountants.

THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for investing on a tax-deferred basis in guaranteed accounts, the indexed fixed account option and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Under qualified plans earnings also accumulate on a tax-deferred basis.

The contract offers guaranteed accounts. The guaranteed accounts offer an interest rate that is guaranteed by Jackson National for the duration of the guaranteed account period. While your money is in a guaranteed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed account may be reduced if you make a withdrawal prior to the end of the guaranteed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment divisions. The investment divisions are designed to offer a higher return than the guaranteed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

In addition, an endorsement to the contract offers an indexed fixed account option. This option offers an interest rate that is guaranteed to be at least 3% per year, and may be higher based on changes in the S&P Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your indexed fixed account will be your premium payments accumulated at 3% per year, less a withdrawal charge. This option is described in supplementary materials that your agent can provide you.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 5901 Executive Drive, Lansing, Michigan 48911. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

THE GUARANTEED ACCOUNTS AND THE INDEXED FIXED ACCOUNT OPTION

If you select a guaranteed account or indexed fixed account option, your money will be placed with Jackson National's other assets. The guaranteed accounts and the indexed fixed account option are not registered with the SEC and the SEC does not review the information we provide to you about them. Your contract contains a more complete description of the guaranteed accounts. The indexed fixed account option is described in the endorsement and supplementary materials your agency can provide you.

THE SEPARATE ACCOUNT

The Jackson National Separate Account - I was established by Jackson National on June 14, 1993, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.

The separate account is divided into investment divisions. Jackson National does not guarantee the investment performance of the separate account or the investment divisions.

INVESTMENT DIVISIONS

You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts and the indexed fixed account option during the life of your contract. The investment divisions purchase shares of the following series of mutual funds:

JNL Series Trust
     PPM America/JNL Money Market Series

JNL Variable Fund LLC
     JNL/First Trust The DowSM Target 5 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the five companies included in the Dow Jones Industrial AverageSM which have the lowest per share price of the companies with the ten highest dividend yields on a pre-determined selection date.
     JNL/First Trust The DowSM Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial AverageSM which have the highest dividend yields on a pre-determined selection date.
     JNL/First Trust The S&P(R) Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of 10 companies selected from a pre-screened subset of the stocks listed in The S&P 500 Index on a pre-determined selection date.
     JNL/First Trust Global Target 15 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of The Dow Jones Industrial AverageSM, the Financial Times Industrial Ordinary Share Index and the Hang Seng Index, respectively, that have the highest dividend yields in the respective index on a pre-determined selection date.

     JNL/First Trust Target 25 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange on a pre-determined selection date.
     JNL/First Trust Target Small-Cap Series - seeks a high total return through capital appreciation by investing in a portfolio of common stocks of 40 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange, the American Stock Exchange or The Nasdaq Stock Market on a pre-determined selection date.
     JNL/First Trust Technology Sector Series JNL/First Trust Pharmaceutical/Healthcare Sector Series JNL/First Trust Financial Sector Series JNL/First Trust Energy Sector Series JNL/First Trust Leading Brands Sector Series JNL/First Trust Communications Sector Series

The series are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. Jackson National Financial Services, LLC serves as investment adviser for all of the series. The sub-adviser for each series is listed in the following table:

Sub-Adviser                   Series

PPM America, Inc.             PPM America/JNL Money Market Series

First Trust Advisors L.P.     JNL/First Trust The DowSM Target 5 Series
                              JNL/First Trust The DowSM Target 10 Series
                              JNL/First Trust The S&P(R)Target 10 Series
                              JNL/First Trust Global Target 15 Series
                              JNL/First Trust Target 25 Series
                              JNL/First Trust Target Small-Cap Series
                              JNL/First Trust Technology Sector Series
                              JNL/First Trust Pharmaceutical/Healthcare Sector
                              Series
                              JNL/First Trust Financial Sector Series
                              JNL/First Trust Energy Sector Series
                              JNL/First Trust Leading Brands Sector Series
                              JNL/First Trust Communications Sector Series

The investment objectives and policies of certain of the investment divisions are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the investment division may be higher or lower than the result of such other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment division's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment division with a small asset base. An investment division may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional investment divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the series solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required to substitute an investment division with another division. We will not do this without any required approval of the SEC. Jackson National will give you notice of such transactions.

CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the contracts invested in an investment division, after expenses have been deducted.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of your death; and

     o to provide both a standard and an enhanced death benefit prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. During the accumulation phase, you can make withdrawals from your contract.

     o At any time during the accumulation phase, you may withdraw premiums which are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn).

     o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn).

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.

Amounts allocated to an indexed fixed account option are not subject to this withdrawal charge. The withdrawal charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

Note: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Jackson National does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

OTHER EXPENSES. Jackson National pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the series. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

INCOME TAXES. Jackson National will make a deduction from the contract for any income taxes which it incurs because of the contract. Currently, we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges.

PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances

     o    $2,000 for a qualified plan contract

     o    The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

     o    $500

     o    $50 under the automatic payment plan

You can pay additional premiums at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed account and investment division.

When you purchase a contract, Jackson National will allocate your premium to one or more of the guaranteed accounts, the indexed fixed account option and/or the investment divisions you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen investment options available under the contract; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts and the indexed fixed account option during the life of your contract.

Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information that we require for the purchase of a contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. (An accumulation unit is similar to a share of a mutual fund.) During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment divisions. This is done by:

     1. determining the total amount of money invested in the particular investment division;

     2.   subtracting any insurance charges;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

TRANSFERS

You can transfer money among the guaranteed accounts, the indexed fixed account option and the investment divisions during the accumulation phase. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer. Different requirements apply to transfers in and out of the indexed fixed account option, as described in the endorsement and the supplementary materials.

TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.   the value of the contract on the day you made the withdrawal;

     2.   less any premium tax;

     3.   less any contract maintenance charge; and

     4.   less any withdrawal charge.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed account or investment division. Amounts may not be withdrawn from an indexed fixed account option until all other amounts under the contract have been withdrawn.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limitations on withdrawals from qualified plans.  See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an investment division when:

     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b)   trading on the New York Stock Exchange is restricted;

     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,

     d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed accounts and the indexed fixed account option for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us 7 days notice. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date under a qualified contract if required by law).

At the income date, you can choose whether payments will come from the guaranteed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date. Unless you tell use otherwise, amounts in an indexed fixed account option will be applied to payments from the guaranteed accounts.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment division(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the contract; and

     3.   the performance of the investment divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME  OPTIONS.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

     Option 1 - Life Income. This income option provides monthly payments for your life.
     Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.
     Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.
     Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Additional Options - Other income options may be made available by Jackson National.

DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. Joint owners must be spouses (unless otherwise permitted by state law). The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary.

The death benefit equals:

     1.   current contract value; OR

     2. the total premiums (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*; OR

     3. the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*

 -- whichever is GREATEST.

The death benefit under 3 will never exceed 250% of premiums paid, less partial withdrawals. The death benefit under 2 and 3 may not be available in all states.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payments must begin within one year of the date of death. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

THE FOLLOWING IS GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER. A FURTHER DISCUSSION REGARDING TAXES IS INCLUDED IN THE SAI.

----------
*(4% if the owner is age 70 or older at the date of issue.)

The Internal Revenue Code (Code) provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as the tax-deferral that is provided by the contract or the qualified plan). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. You will not be taxed on increases in the value of your contract until a distribution (either as a withdrawal or as an income payment) occurs. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For income payments, a portion of each income payment is treated as a partial return of your premium and will not be taxed. The remaining portion of the income payment will be treated as ordinary income. How the income payment is divided between taxable and non-taxable portions depends on the period over which income payments are expected to be made. Income payments received after you have received all of your investment in the contract are treated as income.

If a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS. If you make a withdrawal from your contract, the Code generally treats the withdrawal as first coming from earnings and then from your premium payments. Withdrawn earnings are includible in income. Additional information is provided in the SAI.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a 10% penalty. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS. There are special rules that govern qualified contracts. We have provided an additional discussion in the SAI.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Qualified distributions from Roth IRAs are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS - INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

DEATH BENEFITS. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.

ASSIGNMENT. An assignment may be a taxable event. If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Jackson National would be considered the owner of the shares of the investment divisions. If you are considered to be the owner of the shares, it will result in the loss of the favorable tax treatment for the contract.

It is unknown to what extent owners are permitted to select investment divisions, to make transfers among the investment divisions or the number and type of investment divisions owners may select from without being considered the owner of the shares.

Furthermore, under the Contract you may invest in the JNL Variable Fund LLC, including one or more of the following Series: JNL/First Trust The DowSM Target 5 Series, JNL/First Trust the DowSM Target 10 Series, JNL/First Trust the S&P(R) Target 10 Series, JNL/First Trust Global Target 15 Series, JNL/First Trust Target 25 Series and JNL/First Trust Target Small-Cap Series (Target Series).

The investment strategy employed by one or more of the Series in the Target Series involves the purchase on a pre-determined selection date of the common stock of a limited number of companies meeting certain criteria. Such criteria consist of pre-set objective standards such as highest dividend yield, price per share and market capitalization. A pre-set number of stocks meeting such criteria (ranging from five in one series to forty in another) are purchased in equal amounts. The Series will purchase and sell stocks on an on-going basis according to the pre-set criteria and percentage relationships and will generally follow a buy and hold strategy. (See the JNL Variable Fund LLC prospectus.)

It is unknown what level of investment management must be exercised by a manager of a Target Series and what amount of investment diversification of a Target Series is required in order to preclude the existence of an unacceptable level of owner control. As discussed above, if you are deemed to possess too much control over the assets of the Separate Account, the Contract would not be given tax-deferred treatment and therefore the earnings allocable to the Contract would be subject to federal income tax prior to receipt by you.

If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment divisions. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

Jackson National does not currently charge for participation in this program. We may do so in the future.

REBALANCING. You can arrange to have Jackson National automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your contract to the selling agent or Jackson National within twenty days after receiving it. Jackson National will return the contract value in the investment divisions plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed accounts and the indexed fixed account option. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the investment divisions.

o Total return is the overall change in the value of an investment in an investment division over a given period of time.

     o Standardized average annual total return is calculated in accordance with SEC guidelines.

     o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment division.

o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

LEGAL PROCEEDINGS. Jackson National has been named as a defendant in civil litigation proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL purports to include purchasers of certain life insurance and annuity products from JNL during the period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and is vigorously defending these actions. A favorable outcome is anticipated, and at this time it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgment is being sought.

QUESTIONS. If you have questions about your contract, you may call or write to us at:

o Jackson National Life Annuity Service Center: (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002

o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ........................................... 2

Services .................................................................. 2

Purchase of Securities Being Offered ...................................... 3

Underwriters .............................................................. 3

Calculation of Performance ................................................ 3

Additional Tax Information ................................................10

Income Payments; Net Investment Factor ....................................20

Financial Statements ......................................................22

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. The Separate Account's financial statements for the period ended December 31, 1999 have been audited by KPMG LLP, independent accountants. The Separate Account's financial statements for the periods ended December 31, 1998, 1997, 1996 and 1995, have been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                 1999           1998           1997            1996          1995(A)
-------------------------------------------------------------------------------------------------------------------------

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                            $11.12         $10.74          $10.37         $10.03         $10.00
    End of period                                  $11.48         $11.12          $10.74         $10.37         $10.03
  Accumulation units outstanding
  at the end of period                         11,491,181      4,713,958       3,855,123      2,193,176         14,608

JNL/First Trust The Dow(SM) Target 5 Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                   $7.74         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                            497,804         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/First Trust The Dow(SM) Target 10 Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                   $8.67         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                            898,160         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/First Trust The S&P(R) Target 10 Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  $10.98         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                            836,713         N/A(b)          N/A(b)         N/A(b)         N/A(b)


INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                       1999           1998           1997            1996          1995(A)
-------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Global Target 15 Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                   $8.93         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                            227,870         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/First Trust Target 25 Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                   $8.24         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                            225,236         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/First Trust Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  $12.29         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                            170,871         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/First Trust Technology Sector Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  $15.28         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                            512,510         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/First Trust Pharmaceutical/Healthcare
Sector Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                   $9.67         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                            418,359         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/First Trust Financial Sector Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                   $8.91         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                            280,321         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/First Trust Energy Sector Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  $10.20         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                             74,681         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/First Trust Leading Brands Sector Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                   $9.48         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                            176,274         N/A(b)          N/A(b)         N/A(b)         N/A(b)

INVESTMENT DIVISIONS          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                  1999           1998           1997            1996          1995(A)
----------------------------------------------------------------------------------------------------------

JNL/First Trust Communications Sector Division
  Accumulation unit value:
    Beginning of period           $10.00         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                 $14.99         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period           336,879         N/A(b)          N/A(b)         N/A(b)         N/A(b)

(a)  The Separate  Account  commenced  operations on October 16, 1995.
(b) Each of the JNL/First Trust The Dow(SM) Target 5 Division, the JNL/First Trust The Dow(SM) Target 10 Division, the JNL/First Trust The S&P(R) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.

                       THIS IS NOT PART OF THE PROSPECTUS

PRODUCT BROCHURE FOR THE INDEXED FIXED OPTION OF THE JACKSON NATIONAL LIFE(R) DEFINED STRATEGIES VARIABLE ANNUITY (SM)

This Product Brochure is a summary of some of the more important points that you should consider and know before allocating new premiums or eligible earnings from the Guaranteed Account Options or Investment Divisions (Portfolio Options) to the Indexed Fixed Option. The Indexed Fixed Option provides minimum guaranteed values. The Indexed Fixed Option Values may exceed the minimum guaranteed values. You should know the minimum guaranteed value and understand the provisions of the endorsement that are used to determine the potential additional interest credited to the Indexed Fixed Option. The following is a summary explanation of the determination of the minimum guaranteed values and the principal features relating to the Indexed Fixed Option. JNL(R) offers other equity-indexed annuity products that offer different product features, benefits and charges, including Contract minimum guarantees, withdrawal privileges, Contract options, withdrawal charges and index participation rates. The Indexed Fixed Option may also be an available feature of other JNL variable annuity contracts. Please contact your Financial Representative and select the product that is right for you.

I. THE  INDIVIDUAL  DEFERRED  VARIABLE AND FIXED  ANNUITY CONTRACT

The Jackson National Life Defined Strategies Variable Annuity is intended for retirement savings or other long-term savings. The Contract, including the Indexed Fixed Option, provides a means for allocating premium payments and/or earnings among the Contract options on a tax-deferred basis.

II. INDEXED FIXED OPTION

Amounts allocated to the Indexed Fixed Option are guaranteed a minimum 3% annual interest (Indexed Fixed Option Minimum Value) less a withdrawal charge, if applicable. The Indexed Fixed Option offers a return linked to the S&P 500(R) Composite Stock Price Index calculated at the end of the 9-year Indexed Fixed Option period. For an Indexed Fixed Option period, JNL declares an Index Participation Rate (IPR) that is guaranteed to remain the same for the duration of such period. The IPR is the percentage of any increase in the S&P 500 Index that will be credited at the end of an Indexed Fixed Option period. The increase is calculated by comparing the index price at the beginning of the Indexed Fixed Option period to the index price averaged over the final 52 Index Determination Dates (IDDs) of an Indexed Fixed Option period. The ending index price is the average of 52 S&P 500 Index prices rather than the actual index price on a specified date. (For example, if, after averaging, the S&P 500 Index is up 110% at the end of the period and your IPR is 70%, your total return would be 77%). IF THE INDEX PRICE CHANGE IS DETERMINED FOR A PERIOD OF ONE YEAR OR LESS, ALL OF THE IDDS IN THE PERIOD WILL BE USED TO DETERMINE THE ENDING AVERAGE INDEX PRICE. Index Determination Dates are each Friday that the JNL Service Center and the New York Stock Exchange are open for business. If either is closed on a Friday, the Index Determination Date will be the next Business Day.

Please note that the S&P 500 Index does not include the payment or reinvestment of dividends in the calculation of its price changes.

             NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

VADV 5845 B 09/00

The Indexed Fixed Option interest credited at the end of the Indexed Fixed Option period, or distribution due to the Owner's death before the Annuity Date, will be the greater of:

(a) The IPR for the period multiplied by the increase in the S&P 500 Index using the index price at the beginning of the Indexed Fixed Option period compared to the index price averaged over the final 52 IDDs (or all of the IDDs since the beginning of the period, if fewer than 52),or

(b) Three  percent  (3%) per year.

Transactions involving allocations to the Indexed Fixed Option and automatic transfers out of the Indexed Fixed Option period at the end of such period are only permitted on Index Determination Dates. All other transactions may be processed on any date.

THE INDEXED FIXED OPTION CREDITED INTEREST ON A DISTRIBUTION TAKEN AT ANY TIME OTHER THAN THE END OF THE INDEXED FIXED OPTION PERIOD OR DUE TO THE OWNER'S DEATH, WILL BE THREE PERCENT (3%) PER ANNUM. Such distributions may also be subject to the Indexed Fixed Option Withdrawal Charge.

TRANSFERS OUT OF AN INDEXED FIXED OPTION ARE NOT PERMITTED UNTIL THE END OF THE INDEXED FIXED OPTION PERIOD. TRANSFERS UNDER ANY DOLLAR-COST AVERAGING OR PORTFOLIO REBALANCING PROGRAMS ARE NOT PERMITTED FROM OR TO THE INDEXED FIXED OPTION.

At the end of the Indexed Fixed Option period, JNL will automatically transfer the Indexed Fixed Option Value to the one-year Guaranteed Account Option, where it will remain until you otherwise notify JNL.

III.  ACCESS TO YOUR MONEY

You can take money out of the Contract at any time prior to the Annuity Date. Withdrawals of all or a portion of the amounts in an Indexed Fixed Option made prior to the end of such period are subject to an Indexed Fixed Option Withdrawal Charge (see chart below).

--------------------------------------------------------------------------------
COMPLETED  YEARS SINCE  ALLOCATION
TO INDEXED  FIXED  OPTION                 0   1   2   3   4   5   6   7   8   9
--------------------------------------------------------------------------------
WITHDRAWAL CHARGE PERCENTAGE
APPLIED  TO THE ALLOCATED
AMOUNT WITHDRAWN                          7%  6%  5%  4%  3%  2%  1%  0%  0%  0%
--------------------------------------------------------------------------------

Amounts in the Indexed Fixed Option are excluded in determining the Contingent Deferred Sales Charge and the amount available for the Additional Free Withdrawal.

Any endorsement of the Contract waiving the Contingent Deferred Sales Charge will not apply to the Indexed Fixed Option Withdrawal Charge.

Amounts in an Indexed Fixed Option will be the last amounts available for withdrawal from the Contract. Withdrawals will first be taken from the other Contract options prior to any amounts being withdrawn from Indexed Fixed Options. If multiple Indexed Fixed Options are in effect, any amounts withdrawn from Indexed Fixed Options will be taken from the Indexed Fixed Option periods on a first-in, first-out basis.

JNL will waive Indexed Fixed Option Withdrawal Charges for the annual Required Minimum Distribution (RMD)from the Contract for Owners over age 70 1 /2, if it is necessary to withdraw funds from the Indexed Fixed Options. However, if the Owner should request an amount greater than the RMD for this Contract, the entire withdrawal from the Indexed Fixed Option will be subject to the Indexed Fixed Option Withdrawal Charge. Any withdrawal during an Indexed Fixed Option period, including an RMD, is based on the Indexed Fixed Option Minimum Value.

IV. HYPOTHETICAL  ILLUSTRATION  DEMONSTRATING THE ANNUITY CONTRACT MECHANICS

This hypothetical illustration assumes a $10,000 allocation made on 12/31/90 (index price = 330.22) to the 9-year Indexed Fixed Option period, an 85% Index Participation Rate, and historical S&P 500 Index price changes. Please note that this illustration is not guaranteed by JNL and should not be deemed a representation of future index changes on any Indexed Fixed Option.

WITHDRAWAL VALUES

                              9-YEAR INDEX FIXED OPTION
--------------------------------------------------------------------------------
                        INDEXED FIXED        INDEXED FIXED
    BEGINNING          OPTION MINIMUM      OPTION WITHDRAWAL
     OF YEAR                VALUE          CHARGE PERCENTAGE    WITHDRAWAL VALUE
------------------  --------------------  -------------------- -----------------
1                        10,000.00              7%                   9,300.00
2                        13,300.00              6%                   9,700.00
3                        10,609.00              5%                  10,109.00
4                        10,927.27              4%                  10,527.27
5                        11,255.09              3%                  10,955.09
6                        11,592.74              2%                  11,392.74
7                        11,940.52              1%                  11,840.52
8                        12,298.74              0%                  12,298.74
9                        12,667.70              0%                  12,667.70
--------------------------------------------------------------------------------

END OF PERIOD VALUES

--------------------------------------------------------------------------------
                                                      INDEX
BEGINNING   AVERAGED    CHANGE IN  INDEXED FIXED    FIXED OPTION  WITHDRAWAL
OF YEAR   INDEX PRICE  INDEX PRICE  OPTION VALUE    MINIMUM VALUE   VALUE
--------------------------------------------------------------------------------
10            1331.50    303.20%     35,773.36       13,047.73      35,773.36
--------------------------------------------------------------------------------

V. ANNUITY OPTIONS (ANNUITY PAYMENTS)

(Each description assumes that you are the Owner and Annuitant.)

OPTION 1 - LIFE INCOME. This Annuity Option provides monthly payments for your life.

OPTION 2 - JOINT AND SURVIVOR ANNUITY. This Annuity Option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - LIFE ANNUITY WITH 120 OR 240 MONTHS PERIOD CERTAIN. This Annuity Option provides monthly payments for your life, but with payments continuing to your beneficiary for the remainder of 10 or 20 years (as you select) if you die before the end of the selected period.

OPTION 4 - INCOME FOR A SPECIFIED PERIOD. This Annuity Option provides monthly payments for any number of years from 5 to 30.

The actuarial basis for Options 1, 2 and 3 in the Table of Annuity Options will be the Annuity 2000 Mortality Table, with interest at 4.5%, and a 2% expense load. The values shown for Option 4 in the Table of Annuity Options are based on interest at 3%, without an expense load. Applicable premium taxes are not included in the Table of Annuity Options.

VI. DEATH BENEFIT AMOUNT BEFORE THE ANNUITY DATE

In determining the amount payable as a death benefit before the Annuity Date,the amount attributable to any Indexed Fixed Option will be the sum of the Indexed Fixed Option Values on the IDD immediately preceding the date that JNL receives a request for payment that is in Good Order.

VII. APPLICATION  AND ALLOCATION  PROCESSING

Upon receipt of the application in Good Order, if applicable, and premium at the JNL Service Center, JNL will initially place such premium designated for the Indexed Fixed Option into the general account where it will be credited with interest at the same rate as credited to the one-year Guaranteed Account Option. On the IDD occurring immediately subsequent to such premium placement, JNL will transfer the premium and any earned interest to the Indexed Fixed Option.

When you request a transfer of eligible earnings from Guaranteed Account Options or Investment Divisions (Options) to the Indexed Fixed Option, the money is first held in the general account and credited with interest at the same rate as credited to the one-year Guaranteed Account Option until the next IDD. On that IDD, the amount is transferred to the Indexed Fixed Option. Transfers from a Guaranteed Account Option may be subject to an Interest Rate Adjustment.

VIII.  OTHER INFORMATION

REMEMBER,THE FINAL DECISION ON THE SELECTION OF A CONTRACT OPTION IS YOURS, BASED UPON YOUR INDIVIDUAL SITUATION, NEEDS, AND GOALS. HISTORICAL S&P 500 INDEX PRICE CHANGES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE CHANGES. JNL DOES NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. THE INDEXED FIXED OPTION MAY NOT BE
AVAILABLE IN ALL STATES. "S&P 500" is a trademark of The McGraw-Hill Companies,Inc. and has been licensed for use by Jackson National Life(R). The product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

VADV 5845 B 09/00

PERSPECTIVE (R)
FIXED AND VARIABLE ANNUITY

ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY AND JACKSON NATIONAL SEPARATE ACCOUNT - I

o    Individual, flexible premium deferred annuity

o 4 guaranteed accounts and an indexed fixed account option which offer an interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National)

o Investment divisions which purchase shares of the following series of mutual funds:

     JNL SERIES TRUST
         JNL/Alger  Growth  Series
         JNL/Alliance  Growth Series
         JNL/Eagle  Core Equity Series
         JNL/Eagle  SmallCap Equity Series
         JNL/Janus  Aggressive Growth Series
         JNL/Janus Balanced Series
         JNL/Janus Capital Growth Series
         JNL/Janus Global Equities Series*
         JNL/Putnam Growth Series
         JNL/Putnam  International Equity Series
         JNL/Putnam Midcap Growth Series
         JNL/Putnam  Value Equity Series
         JNL/S&P  Conservative  Growth Series I
         JNL/S&P  Moderate  Growth Series I
         JNL/S&P  Aggressive  Growth Series I
         JNL/S&P Very Aggressive  Growth Series I
         JNL/S&P Equity Growth Series I
         JNL/S&P  Equity  Aggressive  Growth Series I
         PPM  America/JNL  Balanced
         Series PPM  America/JNL  High Yield Bond Series
         PPM  America/JNL  Money Market Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL U.S. Government & Quality Bond Series
         T. Rowe Price/JNL Established Growth Series
         T. Rowe Price/JNL Mid-Cap Growth Series
         T. Rowe Price/JNL Value Series

     JNL VARIABLE FUND LLC
         JNL/First Trust The DowSM Target 10 Series

Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2000, by calling Jackson National at (800) 766-4683 or by writing Jackson National at:
Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

MAY 1, 2000

----------
* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders after September 1, 2000. The Series will still be available to existing contract holders, even if the contract holder does not have a current allocation in the Series. The Series will also be available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.

"Dow Jones", "Dow Jones Industrial AverageSM", "DJIASM", and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/First Trust The Dow Target 10 Series.

DOW JONES DOES NOT:

o    Sponsor,  endorse,  sell or promote the  JNL/First  Trust The Dow Target 10
     Series.

o Recommend that any person invest in the JNL/First Trust The Dow Target 10 Series or any other securities. o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/First Trust The Dow Target 10 Series.

o Have any responsibility or liability for the administration, management or marketing of the JNL/First Trust The Dow Target 10 Series.

o Consider the needs of the JNL/First Trust The Dow Target 10 Series or the owners of the JNL/First Trust The Dow Target 10 Series in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES.
SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONESDISCLAIMS ANY WARRANTY ABOUT:
     o THE RESULTS TO BE OBTAINED BY THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES, THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;
     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;
     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;
o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;
o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNL VARIABLE FUND LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

TABLE OF CONTENTS


Key Facts...................................................................1

Fee Table...................................................................3

The Annuity Contract........................................................7

The Company.................................................................7

The Guaranteed Accounts and the Indexed Fixed Account Option................7

The Separate Account........................................................8

Investment Divisions........................................................8

Contract Charges...........................................................10

Purchases..................................................................12

Transfers..................................................................13

Access to Your Money.......................................................13

Income Payments (The Income Phase).........................................14

Death Benefit..............................................................15

Taxes......................................................................17

Other Information..........................................................19

Table of Contents of the Statement of Additional Information...............21

Appendix A................................................................A-1

KEY FACTS

ANNUITY SERVICE CENTER:             1 (800) 766-4683

         Mail Address:              P.O. Box 378002, Denver, Colorado 80237-8002

         Delivery Address:          8055  East  Tufts   Avenue,   Second  Floor,
                                    Denver, Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:               1 (800) 777-7779
         Mail Address:              P.O. Box 30386, Lansing, Michigan 48909-9692
         Delivery Address:          5901  Executive  Drive,  Lansing,   Michigan
                                    48911 Attn: IMG

HOME OFFICE:                        5901  Executive  Drive,  Lansing,   Michigan
                                    48911

THE ANNUITY  CONTRACT               The  fixed  and  variable  annuity  contract
                                    offered by Jackson National provides a means
                                    for investing on a tax-deferred basis in the
                                    guaranteed  accounts  and the indexed  fixed
                                    account  option of Jackson  National and the
                                    investment   divisions.   The   contract  is
                                    intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

INVESTMENT OPTIONS                  You can put money into any of the guaranteed
                                    accounts,  the indexed fixed account  option
                                    and/or the investment  divisions but you may
                                    not put your money in more than  eighteen of
                                    the  investment  options plus the guaranteed
                                    accounts  and  the  indexed   fixed  account
                                    option during the life of your contract.

EXPENSES The contract has insurance features and investment features, and there are costs related to each.

                                    Jackson  National  makes a deduction for its
                                    insurance charges which is equal to 1.40% of
                                    the daily value of the contracts invested in
                                    the   investment   divisions.   During   the
                                    accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your contract.

                                    If you take your money out of the contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

EXPENSES (CONT'D)                   Jackson  National may assess a state premium
                                    tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

                                    There are also investment charges which range from .20% to 1.18%, on an annual basis, of the average daily value of the series, depending on the series.

PURCHASES                           Under  most  circumstances,  you  can  buy a
                                    contract for $5,000 or more ($2,000 or more for a qualified plan contract). You can add
                                    $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.

ACCESS TO YOUR MONEY                You can  take  money  out of  your  contract
                                    during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

INCOME PAYMENTS                     You may  choose to  receive  regular  income
                                    from your annuity. During the income phase, you have the same investment options you had during the accumulation phase.

DEATH BENEFIT                       If you  die  before  moving  to  the  income
                                    phase, the person you have chosen as your beneficiary will receive a death benefit.

FREE LOOK                           If you cancel your  contract  within  twenty
                                    days after  receiving it (or whatever period
                                    is required in your state), Jackson National
                                    will  return the  amount  your  contract  is
                                    worth on the day we  receive  your  request.
                                    This may be more or less than your  original
                                    payment.   If  required   by  law,   Jackson
                                    National will return your premium.

TAXES The Internal Revenue Code provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your contract is non-qualified or purchased as part of a qualified plan.

FEE TABLE

OWNER TRANSACTION EXPENSES1

         Withdrawal Charge (as a percentage of premium payments):
         Years Since Premium Payment    0    1    2    3     4   5    6      7+
         Charge                         7%   6%   5%   4%    3%  2%   1%     0%

         Transfer Fee:
         $25 for each transfer in excess of 15 in a contract year

         Contract Maintenance Charge:
         $35 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
         Total Separate Account Annual Expenses                  1.40%

SERIES ANNUAL EXPENSES
(as a percentage of the series average net assets)


                                                                    Management
                                                                       and                      Total Series
                                                                  Administrative     Other         Annual
                                                                       Fee          Expenses      Expenses
----------------------------------------------------------------- --------------- ------------- --------------
JNL/Alger Growth Series ........................................      1.07%            0%       1.07%
JNL/Alliance Growth Series .....................................       .88%            0%        .88%
JNL/Eagle Core Equity Series ...................................       .99%            0%        .99%
JNL/Eagle SmallCap Equity Series ...............................      1.05%            0%       1.05%
JNL/Janus Aggressive Growth Series .............................      1.01%            0%       1.01%
JNL/Janus Balanced Series ......................................      1.05%            0%       1.05%
JNL/Janus Capital Growth Series ................................      1.03%            0%       1.03%
JNL/Janus Global Equities Series* ..............................      1.06%            0%       1.06%
JNL/Putnam Growth Series .......................................       .97%            0%        .97%
JNL/Putnam International Equity Series .........................      1.18%            0%       1.18%
JNL/Putnam Midcap Growth Series ................................      1.05%            0%       1.05%
JNL/Putnam Value Equity Series .................................       .98%            0%        .98%
JNL/S&P Conservative Growth Series I** .........................       .20%            0%        .20%
JNL/S&P Moderate Growth Series I** .............................       .20%            0%        .20%
JNL/S&P Aggressive Growth Series I** ...........................       .20%            0%        .20%
JNL/S&P Very Aggressive Growth Series I** ......................       .20%            0%        .20%
JNL/S&P Equity Growth Series I** ...............................       .20%            0%        .20%
JNL/S&P Equity Aggressive Growth Series I** ....................       .20%            0%        .20%
PPM America/JNL Balanced Series ................................       .82%            0%        .82%
PPM America/JNL High Yield Bond Series .........................       .82%            0%        .82%
PPM America/JNL Money Market Series ............................       .70%            0%        .70%
Salomon Brothers/JNL Global Bond Series ........................       .95%            0%        .95%
Salomon Brothers/JNL U.S. Government & Quality Bond Series .....       .80%            0%        .80%
T. Rowe Price/JNL Established Growth Series ....................       .93%            0%        .93%
T. Rowe Price/JNL Mid-Cap Growth Series ........................      1.03%            0%       1.03%
T. Rowe Price/JNL Value Series .................................      1.00%            0%       1.00%
JNL/First Trust The DowSM Target 10 Series .....................       .85%            0%        .85%
-----------------------------------------------------------------------------------------------------

Certain Series pay Jackson National Financial Services, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Financial Services, LLC. The JNL/S&P Series do not pay an Administrative Fee. The Total Series Annual Expenses reflect the inclusion of the Administrative Fee.

----------
1 See "Contract Charges"

* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders after September 1, 2000. The Series will still be available to existing contract holders, even if the contract holder does not have a current allocation in the Series. The Series will also be available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.

** Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each of the JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Series I.......................  1.134%
         JNL/S&P Moderate Growth Series I...........................  1.151%
         JNL/S&P Aggressive Growth Series I.........................  1.176%
         JNL/S&P Very Aggressive Growth Series I....................  1.180%
         JNL/S&P Equity Growth Series I.............................  1.187%
         JNL/S&P Equity Aggressive Growth Series I..................  1.184%

EXAMPLES. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
     (a)  if you surrender your contract at the end of each time period;
     (b) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year.

                                                                                        Time Periods
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- ---------

JNL/Alger Growth Division                                               (a)       $  25   $  78     $ 133     $ 283
                                                                        (b)          95     128       163       283
JNL/Alliance Growth Division                                            (a)          24      72       124       266
                                                                        (b)          94     122       154       266
JNL/Eagle Core Equity Division                                          (a)          24      75       129       275
                                                                        (b)          94     125       159       275
JNL/Eagle SmallCap Equity Division                                      (a)          25      77       132       281
                                                                        (b)          95     127       162       281
JNL/Janus Aggressive Growth Division                                    (a)          25      76       130       277
                                                                        (b)          95     126       160       277
JNL/Janus Balanced Division                                             (a)          25      77       132       281
                                                                        (b)          95     127       162       281
JNL/Janus Capital Growth Division                                       (a)          25      76       131       279
                                                                        (b)          95     126       161       279

                                                                                        Time Periods
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- ---------
JNL/Janus Global Equities Division*                                     (a)       $  25   $  77    $  132    $  282
                                                                        (b)          95     127       162       282
JNL/Putnam Growth Division                                              (a)          24      75       128       273
                                                                        (b)          94     125       158       273
JNL/Putnam International Equity Division                                (a)          26      81       138       293
                                                                        (b)          96     131       168       293
JNL/Putnam Midcap Growth Division                                       (a)          25      77       132       281
                                                                        (b)          95     127       162       281
JNL/Putnam Value Equity Division                                        (a)          24      75       128       274
                                                                        (b)          94     125       158       274
JNL/S&P Conservative Growth Division I                                  (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Moderate Growth Division I                                      (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Aggressive Growth Division I                                    (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Very Aggressive Growth Division I                               (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Equity Growth Division I                                        (a)          16      51        88       192
                                                                        (b)          86     101       118       192
JNL/S&P Equity Aggressive Growth Division I                             (a)          16      51        88       192
                                                                        (b)          86     101       118       192
PPM America/JNL Balanced Division                                       (a)          23      70       120       257
                                                                        (b)          93     120       150       257
PPM America/JNL High Yield Bond Division                                (a)          23      70       120       257
                                                                        (b)          93     120       150       257
PPM America/JNL Money Market Division                                   (a)          22      66       114       245
                                                                        (b)          92     116       144       245
Salomon Brothers/JNL Global Bond Division                               (a)          24      74       127       271
                                                                        (b)          94     124       157       271
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)          23      69       119       255
                                                                        (b)          93     119       149       255
T. Rowe Price/JNL Established Growth Division                           (a)          24      73       126       269
                                                                        (b)          74     123       156       269
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          25      76       131       279
                                                                        (b)          95     126       161       279
T. Rowe Price/JNL Value Division                                        (a)          25      75       129       276
                                                                        (b)          95     125       159       276
JNL/First Trust The DowSM Target 10 Division                            (a)          23      71       122       261
                                                                        (b)          93     121       152       261

----------
* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders after September 1, 2000. The Series will still be available to existing contract holders, even if the contract holder does not have a current allocation in the Series. The Series will also be available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the series. Premium taxes may also apply.

The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

A withdrawal charge is imposed on income payments which occur within one year of the date the contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is contained in Appendix A.

You can find the following financial statements in the SAI:

     o the financial statements of the Separate Account for the year ended December 31, 1999

     o the financial statements of Jackson National for the year ended December 31, 1999

The Separate Account's financial statements for the year ended December 31, 1999, and the financial statements of Jackson National for the year ended December 31, 1999, have been audited by KPMG LLP, independent accountants.

THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for investing on a tax-deferred basis in guaranteed accounts, the indexed fixed account option and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Under qualified plans earnings also accumulate on a tax-deferred basis.

The contract offers guaranteed accounts. The guaranteed accounts offer an interest rate that is guaranteed by Jackson National for the duration of the guaranteed account period. While your money is in a guaranteed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed account may be reduced if you make a withdrawal prior to the end of the guaranteed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment divisions. The investment divisions are designed to offer a higher return than the guaranteed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

In addition, an endorsement to the contract offers an indexed fixed account option. This option offers an interest rate that is guaranteed to be at least 3% per year, and may be higher based on changes in the S&P Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your indexed fixed account will be your premium payments accumulated at 3% per year, less a withdrawal charge. This option is described in supplementary materials that your agent can provide you.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 5901 Executive Drive, Lansing, Michigan 48911. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

THE GUARANTEED ACCOUNTS AND THE INDEXED FIXED ACCOUNT OPTION

If you select a guaranteed account, or the indexed fixed account option, your money will be placed with Jackson National's other assets. The guaranteed accounts and the indexed fixed account option are not registered with the SEC and the SEC does not review the information we provide to you about them. Your contract contains a more complete description of the guaranteed accounts. The indexed fixed account option is described in the endorsement and supplementary materials your agent can provide you.

THE SEPARATE ACCOUNT

The Jackson National Separate Account - I was established by Jackson National on June 14, 1993, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.

The separate account is divided into investment divisions. Jackson National does not guarantee the investment performance of the separate account or the investment divisions.

INVESTMENT DIVISIONS

You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts during the life of your contract. The investment divisions purchase shares of the following series of mutual funds:

JNL Series Trust
     JNL/Alger Growth Series
     JNL/Alliance Growth Series
     JNL/Eagle Core Equity Series
     JNL/Eagle  SmallCap  Equity  Series
     JNL/Janus   Aggressive  Growth  Series
     JNL/Janus  Balanced Series
     JNL/Janus Capital Growth Series
     JNL/Janus Global Equities Series*
     JNL/Putnam Growth Series
     JNL/Putnam  International  Equity Series
     JNL/Putnam  Midcap  Growth  Series
     JNL/Putnam  Value Equity Series
     JNL/S&P  Conservative  Growth  Series I
     JNL/S&P  Moderate  Growth  Series I
     JNL/S&P  Aggressive Growth Series I
     JNL/S&P Very Aggressive Growth Series I
     JNL/S&P  Equity Growth Series I
     JNL/S&P Equity  Aggressive  Growth Series I
     PPM America/JNL  Balanced Series
     PPM America/JNL High Yield Bond Series
     PPM America/JNL Money Market Series
     Salomon Brothers/JNL Global Bond Series
     Salomon Brothers/JNL U.S. Government & Quality Bond Series
     T. Rowe Price/JNL Established Growth Series
     T. Rowe Price/JNL Mid-Cap Growth Series
     T. Rowe Price/JNL Value Series

----------
* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders after September 1, 2000. The Series will still be available to existing contract holders, even if the contract holder does not have a current allocation in the Series. The Series will also be available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.

JNL Variable Fund LLC
     JNL/First Trust The DowSM Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial AverageSM which have the highest dividend yields on a pre-determined selection date.

The series are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. Jackson National Financial Services, LLC serves as investment adviser for all of the series. The sub-adviser for each series is listed in the following table:

Sub-Adviser                            Series

Alliance Capital Management L.P.       JNL/Alliance Growth Series

Fred Alger Management, Inc.            JNL/Alger Growth Series

Eagle Asset Management, Inc.           JNL/Eagle Core Equity Series
                                       JNL/Eagle SmallCap Equity Series

Janus Capital Corporation              JNL/Janus Aggressive Growth Series
                                       JNL/Janus Balanced Series
                                       JNL/Janus Capital Growth Series
                                       JNL/Janus Global Equities Series*

Putnam Investment Management, Inc.     JNL/Putnam Growth Series
                                       JNL/Putnam International Equity Series
                                       JNL/Putnam Midcap Growth Series
                                       JNL/Putnam Value Equity Series

Standard & Poor's Investment
Advisory Services, Inc.                JNL/S&P Conservative Growth Series I
                                       JNL/S&P Moderate Growth Series I
                                       JNL/S&P Aggressive Growth Series I
                                       JNL/S&P Very Aggressive Growth Series I
                                       JNL/S&P Equity Growth Series I
                                       JNL/S&P Equity Aggressive Growth Series I

PPM America, Inc.                      PPM America/JNL Balanced Series
                                       PPM America/JNL High Yield Bond Series
                                       PPM America/JNL Money Market Series

Salomon Brothers Asset Management Inc  Salomon Brothers/JNL Global Bond Series
                                       Salomon Brothers/JNL U.S. Government &
                                         Quality Bond Series

T. Rowe Price Associates, Inc.         T. Rowe Price/JNL Established Growth
                                         Series
                                       T. Rowe Price/JNL Mid-Cap Growth Series
                                       T. Rowe Price/JNL Value Series

First Trust Advisors L.P.              JNL/First Trust The DowSM Target 10
                                         Series

----------
* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders after September 1, 2000. The Series will still be available to existing contract holders, even if the contract holder does not have a current allocation in the Series. The Series will also be available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.

The investment objectives and policies of certain of the investment divisions are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the investment division may be higher or lower than the result of such other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment division's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment division with a small asset base. An investment division may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional investment divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the series solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required to substitute an investment division with another division. We will not do this without any required approval of the SEC. Jackson National will give you notice of such transactions.

CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the contracts invested in an investment division, after expenses have been deducted.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of your death; and

     o to provide both a standard and an enhanced death benefit prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. During the accumulation phase, you can make withdrawals from your contract.

     o At any time during the accumulation phase, you may withdraw premiums which are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn).

     o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn).

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.

Amounts allocated to an indexed fixed account option are not subject to this withdrawal charge. The withdrawal charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

Note: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Jackson National does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

OTHER EXPENSES. Jackson National pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the series. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

INCOME TAXES. Jackson National will make a deduction from the contract for any income taxes which it incurs because of the contract. Currently, we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges.

PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances

     o    $2,000 for a qualified plan contract

     o    The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

     o    $500

     o    $50 under the automatic payment plan

     o You can pay additional premiums at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed account and investment division.

When you purchase a contract, Jackson National will allocate your premium to one or more of the guaranteed accounts and/or the investment divisions you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen investment options available under the contract; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts and the indexed fixed account option during the life of your contract.

Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information that we require for the purchase of a contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. (An accumulation unit is similar to a share of a mutual fund.) During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment divisions. This is done by:

     1. determining the total amount of money invested in the particular investment division;

     2.   subtracting any insurance charges;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

TRANSFERS

You can transfer money among the guaranteed accounts, the indexed fixed account option and the investment divisions during the accumulation phase. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer. Different requirements apply to transfers in and out of the indexed fixed account option, as described in the endorsement and the supplementary materials.

TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.   the value of the contract on the day you made the withdrawal;

     2.   less any premium tax;

     3.   less any contract maintenance charge; and

     4.   less any withdrawal charge.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed account or investment division. Amounts may not be withdrawn from an indexed fixed account option until all other amounts under the contract have been withdrawn.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limitations on withdrawals from qualified plans.  See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an investment division when:

     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b)   trading on the New York Stock Exchange is restricted;

     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,

     d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed accounts and the indexed fixed account option for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us 7 days notice. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date under a qualified contract if required by law).

At the income date, you can choose whether payments will come from the guaranteed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date. Unless you tell us otherwise, amounts in an indexed fixed account option will be applied in payments from the guaranteed accounts.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment division(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the contract; and

     3.   the performance of the investment divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME  OPTIONS.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

     Option 1 - Life Income. This income option provides monthly payments for your life.
     Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.
     Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.
     Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Additional Options - Other income options may be made available by Jackson National.

DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. Joint owners must be spouses (unless otherwise permitted by state law). The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary.

The death benefit equals:

     1.   current contract value; OR

     2. the total premiums (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*; OR

     3. the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*

 -- whichever is GREATEST.

The death benefit under 3 will never exceed 250% of premiums paid, less partial withdrawals. The death benefit under 2 and 3 may not be available in all states.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's

----------
* (4% if the owner is age 70 or older at the date of issue) life expectancy. Payments must begin within one year of the date of death. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

THE FOLLOWING IS GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER. A FURTHER DISCUSSION REGARDING TAXES IS INCLUDED IN THE SAI.

The Internal Revenue Code (Code) provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as the tax-deferral that is provided by the contract or the qualified plan). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. You will not be taxed on increases in the value of your contract until a distribution (either as a withdrawal or as an income payment) occurs. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For income payments, a portion of each income payment is treated as a partial return of your premium and will not be taxed. The remaining portion of the income payment will be treated as ordinary income. How the income payment is divided between taxable and non-taxable portions depends on the period over which income payments are expected to be made. Income payments received after you have received all of your investment in the contract are treated as income.

If a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS. If you make a withdrawal from your contract, the Code generally treats the withdrawal as first coming from earnings and then from your premium payments. Withdrawn earnings are includible in income. Additional information is provided in the SAI

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a 10% penalty. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS. There are special rules that govern qualified contracts. We have provided an additional discussion in the SAI.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Qualified distributions from Roth IRAs are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS - INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

DEATH BENEFITS. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.

ASSIGNMENT. An assignment may be a taxable event. If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Jackson National would be considered the owner of the shares of the investment divisions. If you are considered to be the owner of the shares, it will result in the loss of the favorable tax treatment for the contract.

It is unknown to what extent owners are permitted to select investment divisions, to make transfers among the investment divisions or the number and type of investment divisions owners may select from without being considered the owner of the shares.

Furthermore, under the Contract you may invest in the JNL Variable Fund LLC, including the JNL/First Trust the DowSM Target 10 Series (Target Series).

The investment strategy employed by one or more of the Series in the Target Series involves the purchase on a pre-determined selection date of the common stock of a limited number of companies meeting certain criteria. Such criteria consist of pre-set objective standards such as highest dividend yield, price per share and market capitalization. A pre-set number of stocks meeting such criteria (ten) are purchased in equal amounts. The Series will purchase and sell stocks on an on-going basis according to the pre-set criteria and percentage relationships and will generally follow a buy and hold strategy. (See the JNL Variable Fund LLC prospectus.)

It is unknown what level of investment management must be exercised by a manager of a Target Series and what amount of investment diversification of a Target Series is required in order to preclude the existence of an unacceptable level of owner control. As discussed above, if you are deemed to possess too much control over the assets of the Separate Account, the Contract would not be given tax-deferred treatment and therefore the earnings allocable to the Contract would be subject to federal income tax prior to receipt by you.

If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment divisions. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

Jackson National does not currently charge for participation in this program. We may do so in the future.

REBALANCING. You can arrange to have Jackson National automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your contract to the selling agent or Jackson National within twenty days after receiving it. Jackson National will return the contract value in the investment divisions plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed accounts and the indexed fixed account option. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the investment divisions.

o Total return is the overall change in the value of an investment in an investment division over a given period of time.
     o Standardized average annual total return is calculated in accordance with SEC guidelines.
     o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment division.
o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

LEGAL PROCEEDINGS. Jackson National has been named as a defendant in civil litigation proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL purports to include purchasers of certain life insurance and annuity products from JNL during the period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and is vigorously defending these actions. A favorable outcome is anticipated, and at this time it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgment is being sought.

--------------------------------------------------------------------------------
QUESTIONS. If you have questions about your contract, you may call or write to us at:

o Jackson National Life Annuity Service Center: (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002

o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.
--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ........................................... 2

Services .................................................................. 2

Purchase of Securities Being Offered ...................................... 3

Underwriters .............................................................. 3

Calculation of Performance ................................................ 3

Additional Tax Information ................................................10

Income Payments; Net Investment Factor ....................................20

Financial Statements ......................................................22

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. The Separate Account's financial statements for the period ended December 31, 1999 have been audited by KPMG LLP, independent accountants. The Separate Account's financial statements for the periods ended December 31, 1998, 1997, 1996 and 1995, have been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                 1999           1998           1997            1996          1995(A)
-------------------------------------------------------------------------------------------------------------------------

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                            $19.86         $13.82          $11.11          $9.93         $10.00
    End of period                                  $26.20         $19.86          $13.82         $11.11          $9.93
  Accumulation units outstanding
  at the end of period                         12,779,325      7,704,990       5,908,446      3,310,810         12,285

JNL/Alliance Growth Division
  Accumulation unit value:
    Beginning of period                            N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                             N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                            $15.77         $13.72          $10.52         $10.00         N/A(c)
    End of period                                  $19.21         $15.77          $13.72         $10.52         N/A(c)
  Accumulation units outstanding
  at the end of period                          3,154,438      1,829,363         766,516         84,895         N/A(c)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                            $13.98         $14.00          $11.12         $10.00         N/A(c)
    End of period                                  $16.44         $13.98          $14.00         $11.12         N/A(c)
  Accumulation units outstanding
  at the end of period                          3,152,948      2,274,545         857,946         71,014         N/A(c)

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                            $20.62         $13.26          $11.95         $10.20         $10.00
    End of period                                  $39.54         $20.62          $13.26         $11.95         $10.20
  Accumulation units outstanding
  at the end of period                         13,399,786      6,839,305       5,371,379      2,355,530          4,008

JNL/Janus Balanced Division
  Accumulation unit value:
    Beginning of period                            N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                             N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)


INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                      1999           1998           1997            1996          1995(A)
------------------------------------------------------------------------------------------------------------------------------

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                            $17.94         $13.46          $11.87         $10.34         $10.00
    End of period                                  $39.66         $17.94          $13.46         $11.87         $10.34
  Accumulation units outstanding
  at the end of period                         12,048,149      5,849,883       5,132,743      2,985,668          1,587

JNL/Janus Global Equities Division
  Accumulation unit value:
    Beginning of period                            $19.92         $15.93          $13.57         $10.48         $10.00
    End of period                                  $32.33         $19.92          $15.93         $13.57         $10.48
  Accumulation units outstanding
  at the end of period                         15,866,078     11,242,198       9,067,277      3,090,234          4,778

JNL/J.P. Morgan Enhanced S&P 500(R) Division
  Accumulation unit value:
    Beginning of period                            N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                             N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/Putnam Growth Division (d)
  Accumulation unit value:
    Beginning of period                            $21.13         $15.88          $13.22         $10.58         $10.00
    End of period                                  $26.96         $21.13          $15.88         $13.22         $10.58
  Accumulation units outstanding
  at the end of period                         14,056,305      8,348,592       5,207,294      1,682,604            571

JNL/Putnam International Equity Division (e)
  Accumulation unit value:
    Beginning of period                            $13.46         $11.94          $11.78         $10.49         $10.00
    End of period                                  $17.53         $13.46          $11.94         $11.78         $10.49
  Accumulation units outstanding
  at the end of period                          5,507,406      4,828,701       4,406,642      2,039,430          3,096

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                            N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                             N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/Putnam Value Equity Division (d)
  Accumulation unit value:
    Beginning of period                            $17.29         $15.59          $12.98         $10.59         $10.00
    End of period                                  $16.87         $17.29          $15.59         $12.98         $10.59
  Accumulation units outstanding
  at the end of the period                     16,357,203     10,899,898       6,925,507      1,330,288          3,944

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                            $10.36         $10.00          N/A(f)         N/A(f)         N/A(f)
    End of period                                  $12.21         $10.36          N/A(f)         N/A(f)         N/A(f)
  Accumulation units outstanding
  at the end of period                          5,873,298        967,674          N/A(f)         N/A(f)         N/A(f)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                            $10.52         $10.00          N/A(f)         N/A(f)         N/A(f)
    End of period                                  $13.15         $10.52          N/A(f)         N/A(f)         N/A(f)
  Accumulation units outstanding
  at the end of period                          8,312,453      1,198,566          N/A(f)         N/A(f)         N/A(f)

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                       1999           1998           1997            1996          1995(A)
-------------------------------------------------------------------------------------------------------------------------------

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                            $10.77         $10.00          N/A(f)         N/A(f)         N/A(f)
    End of period                                  $14.38         $10.77          N/A(f)         N/A(f)         N/A(f)
  Accumulation units outstanding
  at the end of period                          2,790,656        410,888          N/A(f)         N/A(f)         N/A(f)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                            $11.07         $10.00          N/A(f)         N/A(f)         N/A(f)
    End of period                                  $16.25         $11.07          N/A(f)         N/A(f)         N/A(f)
  Accumulation units outstanding
  at the end of period                          1,438,910        220,495          N/A(f)         N/A(f)         N/A(f)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                            $10.53         $10.00          N/A(f)         N/A(f)         N/A(f)
    End of period                                  $14.87         $10.53          N/A(f)         N/A(f)         N/A(f)
  Accumulation units outstanding
  at the end of period                          3,994,657        478,149          N/A(f)         N/A(f)         N/A(f)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                            $10.64         $10.00          N/A(f)         N/A(f)         N/A(f)
    End of period                                  $15.24         $10.64          N/A(f)         N/A(f)         N/A(f)
  Accumulation units outstanding
  at the end of period                          1,183,888        304,127          N/A(f)         N/A(f)         N/A(f)

PPM America/JNL Balanced Division (d)
  Accumulation unit value:
    Beginning of period                            $14.31         $13.19          $11.29         $10.34         $10.00
    End of period                                  $14.10         $14.31          $13.19         $11.29         $10.34
  Accumulation units outstanding
  at the end of period                          9,940,416      6,574,171       4,486,973      2,120,529         12,871

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                            $13.06         $12.75          $11.26         $10.11         $10.00
    End of period                                  $13.02         $13.06          $12.75         $11.26         $10.11
  Accumulation units outstanding
  at the end of period                          9,672,921      7,350,674       4,711,051      1,147,840            100

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                            $11.12         $10.74          $10.37         $10.03         $10.00
    End of period                                  $11.48         $11.12          $10.74         $10.37         $10.03
  Accumulation units outstanding
  at the end of period                         11,491,181      4,713,958       3,855,123      2,193,176         14,608


INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                       1999           1998           1997            1996          1995(A)
-------------------------------------------------------------------------------------------------------------------------------

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                            $12.94         $12.80          $11.74         $10.41         $10.00
    End of period                                  $12.99         $12.94          $12.80         $11.74         $10.41
  Accumulation units outstanding
  at the end of the period                      3,970,746      3,166,154       2,603,857        911,885          3,128

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                            $12.00         $11.12          $10.33         $10.21         $10.00
    End of period                                  $11.53         $12.00          $11.12         $10.33         $10.21
  Accumulation units outstanding
  at the end of period                          7,963,550      5,006,001       2,090,575        902,055          1,275

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                            $20.14         $15.99          $12.53         $10.36         $10.00
    End of period                                  $24.19         $20.14          $15.99         $12.53         $10.36
  Accumulation units outstanding
  at the end of period                         14,057,518     10,399,047       7,218,789      2,500,896         10,564

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                            $17.58         $14.68          $12.59         $10.37         $10.00
    End of period                                  $21.50         $17.58          $14.68         $12.59         $10.37
  Accumulation units outstanding
  at the end of period                         11,658,193      9,941,003       8,031,753      3,585,051          5,120

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                            N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
    End of period                                  N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)
  Accumulation units outstanding
  at the end of period                             N/A(b)         N/A(b)          N/A(b)         N/A(b)         N/A(b)

JNL/First Trust The Dow(SM) Target 10 Division
  Accumulation unit value:
    Beginning of period                            $10.00         N/A(g)          N/A(g)         N/A(g)         N/A(g)
    End of period                                   $8.67         N/A(g)          N/A(g)         N/A(g)         N/A(g)
  Accumulation units outstanding
  at the end of period                            898,160         N/A(g)          N/A(g)         N/A(g)         N/A(g)

(a)  The Separate  Account  commenced  operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999.
(c) The JNL/Eagle Core Equity Division and the JNL/Eagle SmallCap Equity Division commenced operations on September 16, 1996.
(d) Prior to May 1, 1997, the JNL/Putnam Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the management fee was .90%, the JNL/Putnam Value Equity Division was the PPM America/JNL Value Equity Division and the management fee was .75%; and the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the management fee was .90%.
(e)  Prior to May 1, 2000, the JNL/Putnam  International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(f) The JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Division I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998.
(g) Each of the JNL/First Trust The Dow(SM) Target 10 Division commenced operations on July 2, 1999.

                       THIS IS NOT PART OF THE PROSPECTUS

PRODUCT BROCHURE FOR THE INDEXED FIXED OPTION OF THE PERSPECTIVE FIXED AND VARIABLE ANNUITY (R)

This Product Brochure is a summary of some of the more important points that you should consider and know before allocating new premiums or eligible earnings from the Guaranteed Account Options or Investment Divisions (Portfolio Options) to the Indexed Fixed Option. The Indexed Fixed Option provides minimum guaranteed values. The Indexed Fixed Option Values may exceed the minimum guaranteed values. You should know the minimum guaranteed value and understand the provisions of the endorsement that are used to determine the potential additional interest credited to the Indexed Fixed Option. The following is a summary explanation of the determination of the minimum guaranteed values and the principal features relating to the Indexed Fixed Option. JNL(R) offers other equity-indexed annuity products that offer different product features, benefits and charges, including Contract minimum guarantees, withdrawal privileges, Contract options, withdrawal charges and index participation rates. The Indexed Fixed Option may also be an available feature of other JNL variable annuity contracts. Please contact your Financial Representative and select the product that is right for you.

I. THE  INDIVIDUAL  DEFERRED  VARIABLE AND FIXED  ANNUITY CONTRACT

The Perspective Fixed and Variable Annuity is intended for retirement savings or other long-term savings. The Contract, including the Indexed Fixed Option, provides a means for allocating premium payments and/or earnings among the Contract options on a tax-deferred basis.

II. INDEXED FIXED OPTION

Amounts allocated to the Indexed Fixed Option are guaranteed a minimum 3% annual interest (Indexed Fixed Option Minimum Value) less a withdrawal charge, if applicable. The Indexed Fixed Option offers a return linked to the S&P 500(R) Composite Stock Price Index calculated at the end of the 9-year Indexed Fixed Option period. For an Indexed Fixed Option period, JNL declares an Index Participation Rate (IPR) that is guaranteed to remain the same for the duration of such period. The IPR is the percentage of any increase in the S&P 500 Index that will be credited at the end of an Indexed Fixed Option period. The increase is calculated by comparing the index price at the beginning of the Indexed Fixed Option period to the index price averaged over the final 52 Index Determination Dates (IDDs) of an Indexed Fixed Option period. The ending index price is the average of 52 S&P 500 Index prices rather than the actual index price on a specified date. (For example, if, after averaging, the S&P 500 Index is up 110% at the end of the period and your IPR is 70%, your total return would be 77%). IF THE INDEX PRICE CHANGE IS DETERMINED FOR A PERIOD OF ONE YEAR OR LESS, ALL OF THE IDDS IN THE PERIOD WILL BE USED TO DETERMINE THE ENDING AVERAGE INDEX PRICE. Index Determination Dates are each Friday that the JNL Service Center and the New York Stock Exchange are open for business. If either is closed on a Friday, the Index Determination Date will be the next Business Day.

Please note that the S&P 500 Index does not include the payment or reinvestment of dividends in the calculation of its price changes.

The Indexed Fixed Option interest credited at the end of the Indexed Fixed Option period, or distribution due to the Owner's death before the Annuity Date, will be the greater of:

(a) The IPR for the period multiplied by the increase in the S&P 500 Index using the index price at the beginning of the Indexed Fixed Option period compared to the index price averaged over the final 52 IDDs (or all of the IDDs since the beginning of the period, if fewer than 52),or

(b) Three percent (3%) per year.

             NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

VADV 57755 B 06/00

Transactions involving allocations to the Indexed Fixed Option and automatic transfers out of the Indexed Fixed Option period at the end of such period are only permitted on Index Determination Dates. All other transactions may be processed on any date.

THE INDEXED FIXED OPTION CREDITED INTEREST ON A DISTRIBUTION TAKEN AT ANY TIME OTHER THAN THE END OF THE INDEXED FIXED OPTION PERIOD OR DUE TO THE OWNER'S DEATH, WILL BE THREE PERCENT (3%) PER ANNUM. Such distributions may also be subject to the Indexed Fixed Option Withdrawal Charge.

TRANSFERS OUT OF AN INDEXED FIXED OPTION ARE NOT PERMITTED UNTIL THE END OF THE INDEXED FIXED OPTION PERIOD. TRANSFERS UNDER ANY DOLLAR-COST AVERAGING OR PORTFOLIO REBALANCING PROGRAMS ARE NOT PERMITTED FROM OR TO THE INDEXED FIXED OPTION.

At the end of the Indexed Fixed Option period, JNL will automatically transfer the Indexed Fixed Option Value to the one-year Guaranteed Account Option, where it will remain until you otherwise notify JNL.

III.  ACCESS TO YOUR MONEY

You can take money out of the Contract at any time prior to the Annuity Date. Withdrawals of all or a portion of the amounts in an Indexed Fixed Option made prior to the end of such period are subject to an Indexed Fixed Option Withdrawal Charge (see chart below).

--------------------------------------------------------------------------------
COMPLETED  YEARS SINCE  ALLOCATION
TO INDEXED  FIXED  OPTION                 0   1   2   3   4   5   6   7   8   9
--------------------------------------------------------------------------------
WITHDRAWAL CHARGE PERCENTAGE
APPLIED  TO THE ALLOCATED
AMOUNT WITHDRAWN                          7%  6%  5%  4%  3%  2%  1%  0%  0%  0%
--------------------------------------------------------------------------------

Amounts in the Indexed Fixed Option are excluded in determining the Contingent Deferred Sales Charge and the amount available for the Additional Free Withdrawal.

Any endorsement of the Contract waiving the Contingent Deferred Sales Charge will not apply to the Indexed Fixed Option Withdrawal Charge.

Amounts in an Indexed Fixed Option will be the last amounts available for withdrawal from the Contract. Withdrawals will first be taken from the other Contract options prior to any amounts being withdrawn from Indexed Fixed Options. If multiple Indexed Fixed Options are in effect, any amounts withdrawn from Indexed Fixed Options will be taken from the Indexed Fixed Option periods on a first-in, first-out basis.

JNL will waive Indexed Fixed Option Withdrawal Charges for the annual Required Minimum Distribution (RMD)from the Contract for Owners over age 70 1 /2, if it is necessary to withdraw funds from the Indexed Fixed Options. However, if the Owner should request an amount greater than the RMD for this Contract, the entire withdrawal from the Indexed Fixed Option will be subject to the Indexed Fixed Option Withdrawal Charge. Any withdrawal during an Indexed Fixed Option period, including an RMD, is based on the Indexed Fixed Option Minimum Value.

IV. HYPOTHETICAL  ILLUSTRATION  DEMONSTRATING THE ANNUITY CONTRACT MECHANICS

This hypothetical illustration assumes a $10,000 allocation made on 12/31/90 (index price = 330.22) to the 9-year Indexed Fixed Option period, an 85% Index Participation Rate, and historical S&P 500 Index price changes. Please note that this illustration is not guaranteed by JNL and should not be deemed a representation of future index changes on any Indexed Fixed Option.

WITHDRAWAL VALUES

                              9-YEAR INDEXED FIXED OPTION
--------------------------------------------------------------------------------
                        INDEXED FIXED        INDEXED FIXED
    BEGINNING          OPTION MINIMUM      OPTION WITHDRAWAL
     OF YEAR                VALUE          CHARGE PERCENTAGE    WITHDRAWAL VALUE
------------------  --------------------  -------------------- -----------------
1                        10,000.00              7%                   9,300.00
2                        13,300.00              6%                   9,700.00
3                        10,609.00              5%                  10,109.00
4                        10,927.27              4%                  10,527.27
5                        11,255.09              3%                  10,955.09
6                        11,592.74              2%                  11,392.74
7                        11,940.52              1%                  11,840.52
8                        12,298.74              0%                  12,298.74
9                        12,667.70              0%                  12,667.70
--------------------------------------------------------------------------------

END OF PERIOD VALUES

--------------------------------------------------------------------------------
                                                      INDEX
BEGINNING   AVERAGED    CHANGE IN  INDEXED FIXED    FIXED OPTION  WITHDRAWAL
OF YEAR   INDEX PRICE  INDEX PRICE  OPTION VALUE    MINIMUM VALUE   VALUE
--------------------------------------------------------------------------------
10            1331.50    303.20%     35,773.36       13,047.73      35,773.36
--------------------------------------------------------------------------------

V. ANNUITY OPTIONS (ANNUITY PAYMENTS)

(Each description assumes that you are the Owner and Annuitant.)

OPTION 1 - LIFE INCOME. This Annuity Option provides monthly payments for your life.

OPTION 2 - JOINT AND SURVIVOR ANNUITY. This Annuity Option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - LIFE ANNUITY WITH 120 OR 240 MONTHS PERIOD CERTAIN. This Annuity Option provides monthly payments for your life, but with payments continuing to your beneficiary for the remainder of 10 or 20 years (as you select) if you die before the end of the selected period.

OPTION 4 - INCOME FOR A SPECIFIED PERIOD. This Annuity Option provides monthly payments for any number of years from 5 to 30.

The actuarial basis for Options 1, 2 and 3 in the Table of Annuity Options will be the Annuity 2000 Mortality Table, with interest at 4.5%, and a 2% expense load. The values shown for Option 4 in the Table of Annuity Options are based on interest at 3%, without an expense load. Applicable premium taxes are not included in the Table of Annuity Options.

VI. DEATH BENEFIT AMOUNT BEFORE THE ANNUITY DATE

In determining the amount payable as a death benefit before the Annuity Date,the amount attributable to any Indexed Fixed Option will be the sum of the Indexed Fixed Option Values on the IDD immediately preceding the date that JNL receives a request for payment that is in Good Order.

VII. APPLICATION  AND ALLOCATION  PROCESSING

Upon receipt of the application in Good Order, if applicable, and premium at the JNL Service Center, JNL will initially place such premium designated for the Indexed Fixed Option into the general account where it will be credited with interest at the same rate as credited to the one-year Guaranteed Account Option. On the IDD occurring immediately subsequent to such premium placement, JNL will transfer the premium and any earned interest to the Indexed Fixed Option.

When you request a transfer of eligible earnings from Guaranteed Account Options or Investment Divisions (Options) to the Indexed Fixed Option, the money is first held in the general account and credited with interest at the same rate as credited to the one-year Guaranteed Account Option until the next IDD. On that IDD, the amount is transferred to the Indexed Fixed Option. Transfers from a Guaranteed Account Option may be subject to an Interest Rate Adjustment.

VIII.  OTHER INFORMATION

REMEMBER,THE FINAL DECISION ON THE SELECTION OF A CONTRACT OPTION IS YOURS, BASED UPON YOUR INDIVIDUAL SITUATION, NEEDS, AND GOALS. HISTORICAL S&P 500 INDEX PRICE CHANGES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE CHANGES. JNL DOES NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. THE INDEXED FIXED OPTION MAY NOT BE
AVAILABLE IN ALL STATES. "S&P 500" is a trademark of The McGraw-Hill Companies,Inc. and has been licensed for use by Jackson National Life(R). The product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of purchasing the product.


VADV 5775 B 06/00